UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08191

Bullfinch Fund, Inc.
(Exact name of registrant as specified in charter)

3909 Rush Mendon Road
Mendon, NY  14506
(Address of principal executive offices)

Christopher Carosa
3909 Rush Mendon Road
Mendon, NY  14506
 (Name and address of agent for service)

Registrant's telephone number, including area code: (585) 624-3150

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940. The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


Item 1. Schedule of Investments

Bullfinch Fund, Inc.
Unrestricted Series
Schedule of Investments
January 31, 2011
(Unaudited)





                                Number of Shares Historical Cost  Market Value

COMMON STOCKS - 93.46%
-------------
Aerospace - 2.53%
 AAR Corporation                     4,400              83,191         117,876
                                                   -----------     -----------
                                                        83,191         117,876

Banking and Finance - 3.58%
 FIserv, Inc                         2,700             112,511         166,779
                                                   -----------     -----------
                                                       112,511         166,779

Beverages - 4.74%
 Hansen Natural Corp                 3,900             125,589         220,896
                                                   -----------     -----------
                                                       125,589         220,896

Biotech - 3.20%
 Meridian Bioscience Inc.            6,800             118,878         149,192
                                                   -----------     -----------
                                                       118,878         149,192

Building and Related - 2.96%
 Ameron International Corporation    2,000             127,814         137,940
                                                   -----------     -----------
                                                       127,814         137,940

Commercial Services - 3.16%
 Paychex, Inc.                       4,600             148,135         147,200
                                                   -----------     -----------
                                                       148,135         147,200

Computers - Hardware - 0.95%
 Dell Corp.                          3,350              69,810          44,086
                                                   -----------     -----------
                                                        69,810          44,086

Computers - Networking - 2.59%
 Cisco Systems, Inc.                 5,700              97,427         120,555
                                                   -----------     -----------
                                                        97,427         120,555

Computers - Software - 14.13%
 Adobe Systems Inc                   4,800             125,063         158,640
 Microsoft Corp.                     6,200             151,626         171,895
 Oracle                              5,500              56,122         176,165
 Synopsis, Inc.                      5,600             115,460         151,928
                                                   -----------     -----------
                                                       448,271         658,628

Electrical Equipment - 7.02%
 Corning Inc.                        9,700             108,148         215,437
 General Electric Co.                5,550             116,002         111,777
                                                   -----------     -----------
                                                       224,150         327,214

Electronics Components - 4.28%
 Tyco Electronics	                    5,500             149,751         199,265
                                                   -----------     -----------
                                                       149,751         199,265

Food Processing - 2.91%
 Sensient Technologies               4,000              80,550         135,640
                                                   -----------     -----------
                                                        80,550         135,640

Industrial Services - 2.07%
 Expeditors International Washington 1,900              61,567          96,273
                                                   -----------     -----------
                                                        61,567          96,273

Insurance - 3.63%
 Gallagher Arthur J & Co.            5,700             138,298         169,176
                                                   -----------     -----------
                                                       138,298         169,176

Medical Products and Supplies - 6.54%
 Johnson & Johnson                   2,400             136,714         143,448
 Medtronic Inc.                        300              10,839          11,496
 Stryker Corp.                       2,600             125,743         149,656
                                                   -----------     -----------
                                                       273,296         304,600

Oil & Related - 3.21%
 Frontier Oil Corp                   7,200              86,164         149,760
                                                   -----------     -----------
                                                        86,164         149,760

Pharmaceuticals - 6.74%
 Furiex Pharmaceuticals                458               4,538           7,649
 Mylan Inc.                          6,300              87,179         145,908
 Pharmaceutical Product Development, Inc. 5,500        125,077         160,270
                                                   -----------     -----------
                                                       216,794         313,827

Retail - General - 4.32%
 Fred's Inc. Class A                15,000             152,560         201,450
                                                   -----------     -----------
                                                       152,560         201,450

Retail - Specialty - 2.99%
 Fastenal Co                         2,400              83,684         139,344
                                                   -----------     -----------
                                                        83,684         139,344

Semiconductors - 3.68%
 Intel Corp.                         8,000             143,610         171,680
                                                   -----------     -----------
                                                       143,610         171,680

Tobacco Products - 2.60%
 Universal Corp VA                   3,200             120,756         121,248
                                                   -----------     -----------
                                                       120,756         121,248

Utilities - Natural Resources - 2.60%
 Chesapeake Utilities Corp           3,100              57,194         121,210
                                                   -----------     -----------
                                                        57,194         121,210

                                                   -----------     -----------
TOTAL COMMON STOCKS  - 90.43%                        3,120,000       4,213,839

CASH AND EQUIVALENTS - 9.78%
--------------------
 Schwab Advisor Premium Money Market                   455,904         455,904
 OTHER ASSETS LESS LIABILITIES - (0.21%)                                (9,943)

                                                   -----------     -----------
TOTAL PORTFOLIO                                      3,575,904       4,659,800

Item 1. Schedule of Investments

Bullfinch Fund, Inc.
Greater Western New York Series
Schedule of Investments
January 31, 2011
(Unaudited)


                                Number of Shares Historical Cost  Market Value


COMMON STOCKS - 93.92%
-------------

Aerospace - 7.12%
 Harris Corporation                    500              24,989          21,460
 Moog, Inc. Class A                    637              15,976          19,225
 Northrop Grumman                      200               2,536          11,320
                                                   -----------     -----------
                                                        43,501          52,005

Aerospace - 6.81%
 Harris Corporation                    500              24,989          23,270
 Moog, Inc. Class A                    637              15,976          27,162
 Northrop Grumman                      200               2,536          13,860
                                                   -----------     -----------
                                                        43,501          64,292

Airlines - 0.31%
 Southwest Airlines Co.                250               3,447           2,962
                                                   -----------     -----------
                                                         3,447           2,962

Automotive - 3.68%
 Monro Muffler Brake Inc             1,050              12,443          34,734
                                                   -----------     -----------
                                                        12,443          34,734

Banking and Finance - 5.96%
 Community Bank System               1,200              23,452          30,336
 M&T Bank Corp.                        300              29,839          25,941
                                                   -----------     -----------
                                                        53,291          56,277

Commercial Services - 2.55%
 Harris Interactive Inc.             2,200               6,273           2,486
 Paychex, Inc.                         675              17,332          21,600
                                                   -----------     -----------
                                                        23,605          24,086

Computers - Distributors - 0.84%
 Ingram Micro                          400               4,230           7,896
                                                   -----------     -----------
                                                         4,230           7,896

Computers - Hardware - 1.95%
 Dell Corp.                          1,400              23,781          18,424
                                                   -----------     -----------
                                                        23,781          18,424

Computers - Services - 4.39%
 Computer Task Group Inc.            3,500              11,872          41,405
                                                   -----------     -----------
                                                        11,872          41,405

Computers - Software - 3.05%
 Oracle                                900              12,070          28,827
                                                   -----------     -----------
                                                        12,070          28,827

Electrical Equipment - 10.48%
 Corning Inc.                        1,900              21,673          42,199
 General Electric Co.                1,450              35,248          29,203
 Ultralife Corp.                     4,000              25,175          27,480
                                                   -----------     -----------
                                                        82,096          98,882

Electronics Components - 12.26%
 Astronics Corp.                     1,750              15,396          40,425
 IEC Electronics Corp.               4,518               6,984          39,081
 Tyco Electronics                    1,000              27,259          36,230
                                                   -----------     -----------
                                                        49,639         115,736

Foods & Beverages - 3.05%
 Constellation Brands, Inc.          1,500              15,118          28,830
                                                   -----------     -----------
                                                        15,118          28,830

Health Care Service Provider - 0.47%
 VirtualScopics Inc.                 2,000               2,981           4,420
                                                   -----------     -----------
                                                         2,981           4,420

Industrial Materials - 0.09%
 Servotronics, Inc.                    100                 937             860
                                                   -----------     -----------
                                                           937             860

Instruments - 0.45%
 Taylor Devices                        877               4,394           4,201
                                                   -----------     -----------
                                                         4,394           4,201

Machinery - 0.18%
 Columbus McKinnon Corp                100               2,344           1,687
                                                   -----------     -----------
                                                         2,344           1,687

Medical Products and Supplies - 7.32%
 Bristol-Myers Squibb Co             1,000              21,938          25,180
 Greatbatch Technologies               850              18,984          20,017
 Johnson & Johnson                     400              22,617          23,908
                                                   -----------     -----------
                                                        63,539          69,105

Metal Fabrication & Hardware - 3.44%
 Graham Corp.                        1,400              15,140          32,480
                                                   -----------     -----------
                                                        15,140          32,480

Office Equipment - 1.58%
 Xerox Corp.                         1,400              17,817          14,868
                                                   -----------     -----------
                                                        17,817          14,868

Packaging & Containers - 0.59%
 Mod Pac Corporation                 1,130               4,875           5,571
                                                   -----------     -----------
                                                         4,875           5,571

Photographic Equipment and Suppliers - 0.50%
 Eastman Kodak                       1,300              25,332           4,758
                                                   -----------     -----------
                                                        25,332           4,758

Railroads - 4.93%
 Genesee & Wyoming Class A             900               2,522          46,575
                                                   -----------     -----------
                                                         2,522          46,575

Real Estate & Related - 4.80%
 Home Properties, Inc.                 400              15,825          22,272
 Sovran Self Storage                   600              22,655          23,064
                                                   -----------     -----------
                                                        38,480          45,336

Retail - Specialty - 2.46%
 Fastenal Co                           400              13,954          23,224
                                                   -----------     -----------
                                                        13,954          23,224

Steel - 2.34%
 Gibraltar Industries Inc.           2,000              25,111          22,060
                                                   -----------     -----------
                                                        25,111          22,060

Telecommunications - 1.75%
 Frontier Communications             1,800              20,663          16,506
                                                   -----------     -----------
                                                        20,663          16,506

Utilities - Natural Resources - 3.62%
 National Fuel Gas Co.                 500              11,250          34,170
                                                   -----------     -----------
                                                        11,250          34,170

                                                   -----------     -----------
TOTAL COMMON STOCKS  - 89.85%                          584,432         848,172

CASH AND EQUIVALENTS - 10.32%
--------------------
 Schwab Advisor Premium Money Market                    97,463          97,463
 OTHER ASSETS LESS LIABILITIES - (0.17%)                                (1,614)
                                                   -----------     -----------

TOTAL PORTFOLIO                                        681,895         944,021


Security Valuations
Equity securities are valued by using market quotations. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, an equity security is generally valued at its last bid price.

Short term paper (debt obligations that mature in less than 60 days) is valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.


Item 2. Controls and Procedures

a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits

I, Christopher Carosa, President of Bullfinch Fund, Inc., certify that:

1. I have reviewed this report on Form N-Q of the Bullfinch Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the Bullfinch Fund, Inc. as of the end of the fiscal quarter for which the report is filed.

4. I am responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act) and internal control over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act) for the Bullfinch Fund, Inc. and have:

a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under my supervision, to ensure that material information relating to the Bullfinch Fund, Inc., is made known to me by others within this entity, particularly during the period in which this report is being prepared;

b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c) Evaluated the effectiveness of the Bullfinch Fund's disclosure controls and procedures and presented in this report my conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. I have disclosed to the Bullfinch Fund's auditors and the audit committee of the Bullfinch Fund's board of directors:

a) All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the Bullfinch Fund's ability to record, process, summarize, and report financial information; and

b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the Bullfinch Fund's internal control over financial reporting.


Bullfinch Fund, Inc.

/S/ Christopher Carosa
________________________________
Christopher Carosa, President
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

March 28, 2011


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Bullfinch Fund, Inc.
/S/ Christopher Carosa, President
_________________________________
Christopher Carosa
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

March 28, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Bullfinch Fund, Inc.
/S/ Christopher Carosa, President
_________________________________
Christopher Carosa
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

March 28, 2011